Note 9 - Employee Benefits (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2015	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Health Insurance Coverage Expense		$ 3,042,441	$ 3,665,320	$ 3,957,668
Defined Contribution Plan, Employer Discretionary Contribution Amount		29,396	145,181	161,836
Allocated Share-based Compensation Expense		800,520	1,078,563	956,859
Restricted Stock [Member]
Allocated Share-based Compensation Expense		$ 599,450	948,190	$ 844,754
Services and Performance Based Shares [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		2 years 219 days
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		$ 2,100,000
2015 Restated Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	550,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		325,000
2015 Restated Incentive Plan [Member] | Restricted Stock [Member]
Deferred Compensation Arrangement with Individual, Allocated Share-based Compensation Expense		$ 201,070	$ 130,373
2015 Restated Incentive Plan [Member] | Restricted Stock [Member] | Non-employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		86,296	33,515
Non Employee Directors Stock Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				29,424
Deferred Compensation Arrangement with Individual, Allocated Share-based Compensation Expense				$ 112,105